Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Current assets:
Cash and cash equivalents	$ 1,783	$ 1,262
Accounts receivable and other receivables	8,455	11,377
Inventories	99,067	88,357
Prepaids and other current assets	2,913	2,694
Total current assets	112,218	103,690
Long-term receivables	1,571	2,000
Equity investment in joint venture	4,122	1,957
Property and equipment	25,717	26,837
Operating lease right-of-use asset	51,753	55,498
Intangible assets and other assets	7,887	6,999
Total non-current assets	91,050	93,291
Total assets	203,268	196,981
Current liabilities:
Bank indebtedness	63,372	57,890
Accounts payable	43,011	37,645
Accrued liabilities	6,112	7,631
Current portion of long-term debt	4,352	2,133
Current portion of operating lease liabilities	6,430	6,758
Total current liabilities	123,277	112,057
Long-term debt	22,587	22,180
Long-term portion of operating lease liabilities	59,881	62,989
Other long-term liabilities	2,672	358
Total long-term liabilities	85,140	85,527
Stockholders' equity (deficiency):
Common stock	98,480	96,774
Preferred stock – no par value, unlimited shares authorized, none issued	0	0
Additional paid-in capital	21,825	23,504
Accumulated deficit	(125,476)	(120,845)
Accumulated other comprehensive income (loss)	22	(36)
Total stockholders' equity (deficiency)	(5,149)	(603)
Total liabilities and stockholders' equity (deficiency)	203,268	196,981
Class A Common Stock [Member]
Stockholders' equity (deficiency):
Common stock	40,725	39,019
Class B Common Stock [Member]
Stockholders' equity (deficiency):
Common stock	$ 57,755	$ 57,755